Fair Values (Fair Value - Derivatives) (Details) - Fair Value, Measurements, Recurring [Member] - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other Derivatives Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset		$ 2
Other Derivatives Hedge [Member] | Interest Rate Swap [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset		2
Designated as Hedging Instrument [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	$ 167	253
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	365	310
Fair Value, Net Asset (Liability), Total	(198)	(57)
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset		7
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	5	7
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Power swaps [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset		5
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		2
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset		2
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	5	5
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	104	181
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	6	13
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	29	32
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		4
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Derivative instrument whose primary underlying risk is tied to commodity prices for coal purchases.
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	70	127
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	1
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Natural gas purchases and sales [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	2	5
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	3	6
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Heavy fuel oil purchases [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	1	12
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	1
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Power purchases [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	2	5
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	1	3
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	62	63
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	354	290
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Power swaps [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	7	12
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		50
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Power swaps and physical contracts [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	21
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	55	51
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	333	240
Designated as Hedging Instrument [Member] | Other Derivatives Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	1
Designated as Hedging Instrument [Member] | Other Derivatives Hedge [Member] | Interest Rate Swap [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	1
Fair Value, Inputs, Level 1 [Member] | Other Derivatives Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset		0
Fair Value, Inputs, Level 1 [Member] | Other Derivatives Hedge [Member] | Interest Rate Swap [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset		0
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	5	14
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	18	65
Fair Value, Net Asset (Liability), Total	(13)	(51)
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset		5
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	2
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Power swaps [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset		5
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		2
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset		0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	2	9
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	4	8
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		0
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Derivative instrument whose primary underlying risk is tied to commodity prices for coal purchases.
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Natural gas purchases and sales [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	3	5
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Heavy fuel oil purchases [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	4
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Power purchases [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	2	5
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	1	3
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	3	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	14	55
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Power swaps [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	2	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		49
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Power swaps and physical contracts [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	14
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	1	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	6
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member] | Other Derivatives Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member] | Other Derivatives Hedge [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0
Fair Value, Inputs, Level 2 [Member] | Other Derivatives Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset		2
Fair Value, Inputs, Level 2 [Member] | Other Derivatives Hedge [Member] | Interest Rate Swap [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset		2
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	141	205
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	41	62
Fair Value, Net Asset (Liability), Total	100	143
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset		2
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	5	5
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Power swaps [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset		0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		0
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset		2
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	5	5
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	102	172
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	2	5
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	29	32
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		4
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Derivative instrument whose primary underlying risk is tied to commodity prices for coal purchases.
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	70	127
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	1
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Natural gas purchases and sales [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	2	5
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	1
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Heavy fuel oil purchases [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	1	8
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	1
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Power purchases [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	38	29
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	34	52
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Power swaps [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	2	3
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		5
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Power swaps and physical contracts [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	6
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	36	26
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	28	47
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member] | Other Derivatives Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	1
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member] | Other Derivatives Hedge [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	1
Fair Value, Inputs, Level 3 [Member] | Other Derivatives Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset		0
Fair Value, Inputs, Level 3 [Member] | Other Derivatives Hedge [Member] | Interest Rate Swap [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset		0
Fair Value, Inputs, Level 3 [Member] | Designated as Hedging Instrument [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	21	34
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	306	183
Fair Value, Net Asset (Liability), Total	(285)	(149)
Fair Value, Inputs, Level 3 [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset		0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Inputs, Level 3 [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Power swaps [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset		0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		0
Fair Value, Inputs, Level 3 [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset		0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Inputs, Level 3 [Member] | Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Inputs, Level 3 [Member] | Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		0
Fair Value, Inputs, Level 3 [Member] | Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Derivative instrument whose primary underlying risk is tied to commodity prices for coal purchases.
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0
Fair Value, Inputs, Level 3 [Member] | Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Natural gas purchases and sales [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Inputs, Level 3 [Member] | Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Heavy fuel oil purchases [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0
Fair Value, Inputs, Level 3 [Member] | Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member] | Power purchases [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Inputs, Level 3 [Member] | Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	21	34
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	306	183
Fair Value, Inputs, Level 3 [Member] | Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Power swaps [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	3	9
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		(4)
Fair Value, Inputs, Level 3 [Member] | Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Power swaps and physical contracts [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	1
Fair Value, Inputs, Level 3 [Member] | Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	18	25
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	305	$ 187
Fair Value, Inputs, Level 3 [Member] | Designated as Hedging Instrument [Member] | Other Derivatives Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0
Fair Value, Inputs, Level 3 [Member] | Designated as Hedging Instrument [Member] | Other Derivatives Hedge [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	$ 0